OTHER LIABILITIES	12 Months Ended
Dec. 31, 2020
OTHER LIABILITIES
OTHER LIABILITIES	19. OTHER LIABILITIES

	Note	2020	2019
Defined benefit plans	28	$311.4	$209.5
Contingent considerations and future conditional adjustments		21.9	57.4
Other		59.4	65.3
		$392.7	$332.2